ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARIES

Schedule of subsidiaries

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
Golden Star Acquisition Corporation (“Golden Star”)	January 24, 2025	Cayman Islands	100%
Joypub Holding Limited (“Joypub”)	December 9, 2020	BVI	100%
Gamehaus Inc. (“Gamehaus Inc.”)	December 2, 2022	Cayman Islands	100%
Gamehaus PTE LTD (“Gamehaus SG”)	May 25, 2022	Singapore	100%
Gamehaus Limited (“Gamehaus HK”)	January 7, 2021	Hong Kong	100%
Gamepromo Co., Limited (“Gamepromo”)	May 17, 2021	Hong Kong	100%
Shanghai Haoyu Technology Co., Ltd. (“Haoyu SH”)	September 30, 2022	PRC	100%
Chongqing Haohan Network Technology Co., Ltd. (“Haohan CQ”)	March 4, 2021	PRC	100%
Beijing Haoyou Network Technology Co., Ltd. (“Haoyou BJ”)	April 8, 2021	PRC	100%
Chongqing Fanfengjian Network Technology Co., Ltd. (“Fanfengjian CQ”)	April 16, 2021	PRC	70%
Shanghai Fanfengjian Network Technology Co., Ltd. (“Fanfengjian SH”)	November 19, 2021	PRC	70%
Shanghai Kuangre Network Technology Co., Ltd. (“Kuangre SH”)	August 25, 2016	PRC	100%
Dataverse Co., Limited (“Dataverse”)	September 9, 2016	Hong Kong	100%
Xi’an Ruojintang Technology Co., Ltd. (“Ruojintang “)	April 17, 2025	PRC	100%
Guangzhou Octopus Cat Network Technology Co., Ltd. (“Octopus Cat “)	May 19, 2025	PRC	51%